Note 23 Maturity of liabilities under insurance and reinsurance contracts under IFRS 4 (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows of liabilities under insurance and reinsurance contracts under IFRS 4 [Line Items]
Insurance contracts issued that are liabilities	€ 12,110	€ 10,131	[1]	€ 10,865

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).